Contingencies and Commitments (Details) $ in Millions		12 Months Ended
	Dec. 10, 2019 CLF	Dec. 31, 2024 CLP ($) shares	Dec. 31, 2024 CLF	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CLP ($)
Contingencies and Commitments [Line Items]
Provisions for judicial contingencies (in Pesos) | $		$ 1,592			$ 1,173
Bank guarantees issued			CLF 4,153,500
Guarantees maturity date		Jan. 06, 2023	Jan. 06, 2023	Jan. 06, 2023
Bank guarantee amount			CLF 317,900
Fixed income financial instruments (in Pesos) | $		$ 2,148
Stock exchange shares (in Shares) | shares		300,000
Expire date		Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
Coverage amount (in Dollars) | $				$ 20,000,000
Bank guarantee maturity date		Jan. 09, 2025	Jan. 09, 2025	Jan. 09, 2025
Cash guarantee amount (in Dollars) | $				$ 122,494.32
Short sale operations (in Dollars) | $				$ 1,205,737.56
Guarantee compliance			CLF 10,000
Fine amount	CLF 7,500		50,000
Banchile Administradora General de Fondos S.A [Member]
Contingencies and Commitments [Line Items]
Bank guarantees issued			CLF 3,445,900
Guarantees maturity date		Jan. 08, 2025	Jan. 08, 2025	Jan. 08, 2025
Mapfre Seguros Generales S.A [Member]
Contingencies and Commitments [Line Items]
Guarantees maturity date		Apr. 22, 2026	Apr. 22, 2026	Apr. 22, 2026
Bank guarantee amount			CLF 858,000
Guarantee in an insurance policy			CLF 20,000